TAX MATTERS - INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit/(loss) before tax	$ 33,900,000	$ (1,035,000)	$ 8,564,000
Income tax applying the statutory tax rate	(12,899,000)	310,000	(2,484,000)
Permanent differences	(5,052,000)	(12,635,000)	(13,655,000)
Adjustments due to international tax rates	540,000	(445,000)	11,526,000
Tax credits	2,297,000	1,112,000	791,000
Tax Effect From Branches IncomeTax	1,700,000	(875,000)	(1,385,000)
Change in federal statutory rate in Spain (a)	0	0	0
Other	0	0	0
Income tax expense	13,414,000	12,533,000	5,207,000
Current tax expense	(24,426,000)	(20,175,000)	(22,852,000)
Deferred tax	$ 11,012,000	$ 7,642,000	$ 17,645,000